CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	At fair value [member]	Capital reserve [member]	Retained earnings [member]	Total
Beginning Balance at Dec. 31, 2017	$ 130,201	$ 15,950	$ 3,193	$ (181)	$ 18,962	$ (68,022)	$ 81,141
Beginning Balance (shares) at Dec. 31, 2017	168,383
Share options exercised	$ 505	(156)			(156)		349
Share options exercised (shares)	590
Restricted and deferred share units settled	$ 206	(282)			(282)		(76)
Restricted and deferred share units settled (shares)	192
Share-based compensation		1,321			1,321		1,321
Comprehensive loss			(15)	(1)	(16)	(10,063)	(10,079)
Ending Balance at Dec. 31, 2018	$ 130,912	16,833	3,178	(182)	19,829	(78,085)	72,656
Ending Balance (shares) at Dec. 31, 2018	169,165
Shares and warrants issued pursuant to the acquisition of Beadell Resources Limited (note 5)	$ 93,235	2,646			2,646		95,881
Shares and warrants issued pursuant to the acquisition of Beadell Resources Limited (note 5) (shares)	103,593
Shares issued upon conversion of MACA Limited borrowings	$ 10,524						10,524
Shares issued upon conversion of MACA Limited borrowings (shares)	14,078
Financings (note 15(f))	$ 15,939						15,939
Financings (note 15(f)) (shares)	23,000
Share options exercised	$ 702	(196)			(196)		506
Share options exercised (shares)	917
Restricted and deferred share units settled	$ 874	(434)			(434)		440
Restricted and deferred share units settled (shares)	1,188
Share-based compensation		1,726			1,726		1,726
Comprehensive loss			(6,150)	(1)	(6,151)	(91,022)	(97,173)
Ending Balance at Dec. 31, 2019	$ 252,186	$ 20,575	$ (2,972)	$ (183)	$ 17,420	$ (169,107)	$ 100,499
Ending Balance (shares) at Dec. 31, 2019	311,941